Mergers and Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of consideration paid and fair values of Wiltons assets acquired and liabilities assumed	Consideration paid:
(In thousands)	Amount
Cash consideration paid to Wilton shareholders	$5,035

Consideration paid:
(In thousands)	Amount
Cash consideration paid to Wilton shareholders	$5,035

Schedule of recognized amounts of identifiable assets acquired and (liabilities) assumed
Recognized amounts of identifiable assets acquired and (liabilities) assumed:

(In thousands)	As Acquired	Fair Value Adjustments		As Recorded at Acquisition
Cash	$35,919	$—		$35,919
Held to maturity investments securities	1,022	—		1,022
Loans	27,097	(2,008	)(a)	25,089
Premises and equipment	4,303	—		4,303
Other real estate owned	1,895	(450	)(b)	1,445
Core deposit intangibles	—	499	(c)	499
Deferred tax assets, net	—	1,997	(d)	1,997
Other assets	587	—		587
Deposits	(64,145)	(12	)(e)	(64,157)
Other liabilities	(336)	—		(336)
Total identifiable net assets	$6,342	$26		$6,368
Gain on purchase				$(1,333)

Explanation of fair value adjustments:
a)
  The adjustment represents the write down of the book value of loans to their estimated fair value based on current interest rates and expected cash flows, which includes an estimate of expected loan loss inherent in the portfolio.
b)
  The adjustment represents the write down of the book value of foreclosed real estate to their estimated fair value based on current appraisals.
c)
  Represents the economic value of the acquired core deposit base (total deposits less jumbo time deposits). The core deposit intangible will be amortized over an estimated life of 9.3 years based on the double declining balance method of amortization.
d)
  Represents net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other purchase accounting adjustments.
e)
  The adjustment represents the fair value of time deposits, which were valued at a premium of 0.11% as they bore slightly higher rates than the prevailing market.

Recognized amounts of identifiable assets acquired and (liabilities) assumed:

(In thousands)	As Acquired	Fair Value Adjustments		As Recorded at Acquisition
Cash	$35,919	$—		$35,919
Held to maturity investments securities	1,022	—		1,022
Loans	27,097	(2,008	)(a)	25,089
Premises and equipment	4,303	—		4,303
Other real estate owned	1,895	(450	)(b)	1,445
Core deposit intangibles	—	499	(c)	499
Deferred tax assets, net	—	1,997	(d)	1,997
Other assets	587	—		587
Deposits	(64,145)	(12	)(e)	(64,157)
Other liabilities	(336)	—		(336)
Total identifiable net assets	$6,342	$26		$6,368
Gain on purchase				$(1,333)

Explanation of fair value adjustments:
(a)
  The adjustment represents the write down of the book value of loans to their estimated fair value based on current interest rates and expected cash flows, which includes an estimate of expected loan loss inherent in the portfolio.
(b)
  The adjustment represents the write down of the book value of foreclosed real estate to their estimated fair value based on current appraisals.
(c)
  Represents the economic value of the acquired core deposit base (total deposits less jumbo time deposits). The core deposit intangible will be amortized over an estimated life of 9.3 years based on the double declining balance method of amortization.
(d)
  Represents net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other purchase accounting adjustments.
(e)
  The adjustment represents the fair value of time deposits, which were valued at a premium of 0.11% as they bore slightly higher rates than the prevailing market.

Schedule of acquired loan portfolio subject to purchased credit impaired accounting guidance

(In thousands)	November 5, 2013
Contractually required principal and interest at acquisition	$14,528
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,412)
Expected cash flows at acquisition	13,116
Interest component of expected cash flows (accretable discount)	(1,513)
Fair value of acquired loans	$11,603

(In thousands)	November 5, 2013
Contractually required principal and interest at acquisition	$14,528
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,412)
Expected cash flows at acquisition	13,116
Interest component of expected cash flows (accretable discount)	(1,513)
Fair value of acquired loans	$11,603

Schedule of unaudited pro forma supplemental information from the combined results of operations
	Pro Forma (Unaudited)
	Twelve Months Ended December 31,
(In thousands, except per share amounts)	2013	2012
Net interest income	$26,456	$21,735
Noninterest income	3,758	623
Net income (loss) attributable to common shareholders	3,767	241
Pro forma earnings (loss) per share
Basic	$1.09	$0.09
Diluted	$1.07	$0.08